Derivative Liabilities	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Notes
Derivative Liabilities

DERIVATIVE LIABILITIES

As explained in Note 3 under New Accounting Pronouncements ASU 2017-11 provides a change to the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features. When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock. For the quarter ended September 30, 2017, the Company adopted the provisions of ASU 2017-11 to account for the down round features of its warrants issued with its private placements effective April 1, 2017. The Company used a modified retrospective approach to adoption, which does not restate its financial statements as at the prior year end, March 31, 2017. Adoption is effective as of April 1, 2017, the beginning of the Company’s current fiscal year. The cumulative effect of this accounting standard update adjusted accumulated deficit as of April 1, 2017 by $483,524, with a corresponding adjustment to derivative liabilities:

Balance Sheet Impacts Under ASU 2017-11	As of April 1, 2017

Accumulated Deficit	483,524
Derivative Liabilities	(483,524)

The impact on the unaudited June 30, 2017 Balance Sheet and Statement of Operations is as follows:

Balance Sheet Impacts Under ASU 2017-11	As of June 30, 2017

Derivative Liabilities	$ (4,074,312)
Additional Paid in Capital	3,569,248
Accumulated Deficit	483,524

Income Statement Impacts Under ASU 2017-11	As of June 30, 2017
Reversal of change in fair value of derivative liabilities	$ 21,540

In connection with the sale of debt or equity instruments, the Company may sell options or warrants to purchase its common stock. In certain circumstances, these options or warrants have previously been classified as derivative liabilities, rather than as equity. Additionally, the debt or equity instruments may contain embedded derivative instruments, which in certain circumstances may be required to be bifurcated from the associated host instrument and accounted for separately as a derivative instrument liability.

Previously, the Company's derivative instrument liabilities were re-valued at the end of each reporting period, with changes in the fair value of the derivative liability recorded as charges or credits to income in the period in which the changes occurred. For options, warrants and bifurcated embedded derivative features that were accounted for as derivative instrument liabilities, the Company estimated fair value using either quoted market prices of financial instruments with similar characteristics or other valuation techniques. The valuation techniques require assumptions related to the remaining term of the instruments and risk-free rates of return, our current common stock price and expected dividend yield, and the expected volatility of our common stock price over the life of the option. The details of derivative liabilities (pre and post adoption of ASU 2017-11) were as follows:

Total
$
Derivative liabilities as at March 31, 2017	$ 2,163,884

Derivative fair value at issuance	$ 3,569,249

Transferred to equity upon conversion of notes (Notes 5 and 7)	$ (1,700,949)

Change in fair value of derivatives	$ 42,128

Derivative liabilities as at June 30, 2017 (pre-adoption)	$ 4,074,312

Adjustments relating to adoption of ASU 2017-11

Reversal of fair value	(21,540)

Transferred to accumulated deficit	(483,524)

Transferred to additional paid-in-capital	(3,569,248)

Derivative liabilities as at September 30, 2017 (post-adoption)	-

The lattice methodology was used to value the derivative components, using the following assumptions:

Assumptions
Dividend yield	0.00%
Risk-free rate for term	0.62% – 1.14%
Volatility	103% – 118%
Remaining terms (Years)	0.01– 1.0
Stock price ($ per share)	$2.50 and $2.70

The projected annual volatility curve for valuation at issuance and period end was based on the comparable company’s annual volatility. The Company used market trade stock prices at issuance and period end date.

DERIVATIVE LIABILITIES

In connection with the sale of debt or equity instruments, the Company may sell options or warrants to purchase its common stock. In certain circumstances, these options or warrants are classified as derivative liabilities, rather than as equity. Additionally, the debt or equity instruments may contain embedded derivative instruments, such as embedded derivative features which in certain circumstances may be required to be bifurcated from the associated host instrument and accounted for separately as a derivative instrument liability.

The Company's derivative instrument liabilities are re-valued at the end of each reporting period, with changes in the fair value of the derivative liability recorded as charges or credits to income in the period in which the changes occur. For options, warrants and bifurcated embedded derivative features that are accounted for as derivative instrument liabilities, the Company estimates fair value using either quoted market prices of financial instruments with similar characteristics or other valuation techniques. The valuation techniques require assumptions related to the remaining term of the instruments and risk-free rates of return, the Company’s current common stock price and expected dividend yield, and the expected volatility of the Company’s common stock price over the life of the option.

The derivative liabilities arising from convertible promissory notes/warrants and related issuance of broker warrants are as follows:

	Convertible Notes	Broker Warrants	Private Placement Investor Warrants	Total
	$	$	$	$
Derivative liabilities as at December 31, 2015	480,952	80,268	-	561,220
Derivative fair value at issuance (Note 5)	1,155,660	-	-	1,155,660
Transferred to equity upon conversion of notes (Notes 5 and 7)	(1,538,934)	-	-	(1,538,934)
Change in fair value of derivatives	1,325,972	7,440	-	1,333,412
Derivative liabilities as at December 31, 2016	1,423,650	87,708	-	1,511,358
Derivative fair value at issuance	233,597	104,627	339,308	677,532
Change in fair value of derivatives	23,114	(48,114)	(6)	(25,006)
Derivative liabilities as at March 31, 2017	1,680,361	144,221	339,302	2,163,884

The lattice methodology was used to value the derivative components, using the following assumptions at issuance and during the following periods:

Assumptions	As at March 31, 2017	As at March 31, 2016	As at December 31, 2016	As at December 31, 2015
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free rate for term	0.62% – 0.91%	0.21% - 0.59%	0.44% – 0.62%	0.33% - 0.72%
Volatility	103% – 106%	100% - 105%	101% – 105%	98% - 100%
Remaining terms (Years)	0.01 – 1.0	1 - 1.5	0.21 – 1.0	1.72 - 2.0
Stock price ($ per share)	$2.50 and $2.58	$2.55 and $2.48	$1.49 and $3.00	$2.00

The projected annual volatility curve for valuation at issuance and period end was based on the comparable company’s annual volatility. The Company used market trade stock prices at issuance and period end date.